Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Presents Revenue Geographic Location

The following table presents revenue by geographic location for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
PRC	$8,237,285	$11,056,162	$11,345,810
Japan	9,911,959	5,676,526	28,447
Total revenues	$18,149,244	$16,732,688	$11,374,257